RYDEX SERIES FUNDS

                           MULTI-CAP CORE EQUITY FUND

                      Supplement dated March 5, 2009 to the
  Multi-Cap Core Equity Fund H-Class Shares Prospectus Dated August 1, 2008 and Multi-Cap Core Equity Fund A-Class and C-Class Shares Prospectus
                Dated August 1, 2008, and all supplements thereto

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE MULTI-CAP CORE EQUITY FUND H-CLASS SHARES AND A-CLASS AND C-CLASS SHARES PROSPECTUSES DATED AUGUST 1, 2008 (THE "PROSPECTUSES") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.
--------------------------------------------------------------------------------

THIS SUPPLEMENT DESCRIBES CHANGES TO THE MULTI-CAP CORE EQUITY FUND (THE "FUND") THAT YOU SHOULD CONSIDER BEFORE INVESTING.

1. Effective April 1, 2009, the name of the Fund will be changed to the "Global 130/30 Strategy Fund."

2. Effective April 1, 2009, the principal investment strategy of the Fund will be changed. Therefore, the disclosure under the heading "Principal Investment Strategy" on page 2 of each Prospectus is deleted and replaced as follows:

         PRINCIPAL INVESTMENT STRATEGY

         The Global 130/30 Strategy Fund principally invests in long and short positions of common stock of companies from all over the world including those located or doing business in emerging markets, that generally have a minimum market capitalization of $750 million, although the Fund may invest in companies with smaller market capitalization. The Fund will hold long securities that the Sub-Advisor believes will outperform the market, and will sell short securities expected to underperform the market. The decision to purchase, hold or short a security is primarily driven by a bottom-up fundamental research process in which the Sub-Advisor focuses on analyzing individual companies rather than the industry in which a company operates or the market as a whole.

         The Sub-Advisor employs quantitative and qualitative research methods to evaluate an investment universe of approximately 5,000 largest companies in the world to determine the most promising investment opportunities for the Fund. Once the investment universe has been narrowed, the Sub-Advisor focuses on the outliers within each economic sector represented in the investment universe and conducts a more intensive investment analysis. Outlier stocks can be grouped into two categories: (1) those which provide the greatest promise for out-performance  (long  positions)  and (2)  those  which  provide  the greatest promise for underperformance (short positions). The Sub-Advisor then constructs the portfolio by selecting certain outlier stocks while considering sector weights and overall risk control. The Fund will seek to maintain a net long exposure (the market value of the total long positions minus the market value of the total short positions) of approximately 100%. To this end, the Fund will generally seek to invest 130% of its managed assets in securities ("long") and sell short securities amounting to approximately 30% of its managed assets ("short"), but may vary from those targets.

         When the Fund engages in a short sale of a security, it sells a stock that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund must purchase the same stock in the market and return it to the lender. If the market price of the security decreases between the time the Fund borrowed it and when the Fund purchased the stock in the market, the Fund will earn money on the short sale. Conversely, if the price of the stock increases after the Fund borrows it, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds of the short sale as collateral securing the Fund's obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund's net assets. This investment technique is known as "leverage." When the Fund does this, it is required to pledge additional collateral as security to the broker and is subject to constraints designed to limit the amount of loss from such leverage. The Sub-Advisor may sell a long position or close out a short position for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

         The Fund also may invest in initial public offerings ("IPOs"), other investment companies, American Depositary Receipts ("ADRs"), and derivative instruments including, but not limited to, futures, swaps and options. The Fund may invest up to 100% of its assets in securities of foreign issuers depending upon market conditions. The Fund also may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

3. Effective April 1, 2009, the following additional risks will be added under the heading "Principal Risks" on page 3 of each Prospectus: (i) Currency Risk; (ii) Emerging Markets Risk; (iii) Foreign Issuer
         Exposure Risk; (iv) Investment in Investment Companies Risk; (v) Leveraging Risk; and (vi) Short Sales Risk. These risks are described in more detail below:

         CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

         EMERGING MARKETS RISK - Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's(R), countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

         FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

         INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments.

         LEVERAGING RISK - The Fund may employ leverage and may invest in leveraged instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses.

         SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

4. Effective April 1, 2009, the management fee paid to the Advisor will be changed to 1.05% of the average daily net assets of the Fund. As a result of this change in management fee, and as a result of additional expenses incurred due to the implementation of the Fund's revised principal investment strategy, the tables under the heading "Fund Fees and Expenses" on page 10 of each Prospectus have been deleted and replaced as follows:

         FUND FEES AND EXPENSES

         The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


         H-CLASS SHARES

         -----------------------------------------------------------------------------------------------------------
                                                                                               H-CLASS
         -----------------------------------------------------------------------------------------------------------
         SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
         -----------------------------------------------------------------------------------------------------------
         Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
         initial purchase price)(2)                                                             None
         -----------------------------------------------------------------------------------------------------------
         Maximum Deferred Sales Charge (Load) (as a percentage of initial
         purchase price or current market value, whichever is lower)(3)                         None
         -----------------------------------------------------------------------------------------------------------
         Redemption Fee On Shares Redeemed Within 30 Days of Purchase (as a
         percentage of amount redeemed, if applicable)(4)                                       1.00%
         -----------------------------------------------------------------------------------------------------------
         ANNUAL FUND OPERATING EXPENSES
         -----------------------------------------------------------------------------------------------------------
         Management Fee                                                                         1.05%(5)
         -----------------------------------------------------------------------------------------------------------
         Distribution and/or Shareholder Service (12b-1) Fees                                   0.25%
         -----------------------------------------------------------------------------------------------------------
         Other Expenses                                                                         0.48%
         -----------------------------------------------------------------------------------------------------------
            Short Dividend Expense                                                              0.35%(6)
         -----------------------------------------------------------------------------------------------------------
         Total Other Expenses                                                                   0.83%(6)
         -----------------------------------------------------------------------------------------------------------
         Total Annual Fund Operating Expenses                                                   2.13%
         -----------------------------------------------------------------------------------------------------------

         A-CLASS SHARES

         -----------------------------------------------------------------------------------------------------------
                                                                                               A-CLASS
         -----------------------------------------------------------------------------------------------------------
         SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
         -----------------------------------------------------------------------------------------------------------
         Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
         initial purchase price)(2)                                                             4.75%
         -----------------------------------------------------------------------------------------------------------
         Maximum Deferred Sales Charge (Load) (as a percentage of initial
         purchase price or current market value, whichever is lower)(3)                         None(7)
         -----------------------------------------------------------------------------------------------------------
         Redemption Fee On Shares Redeemed Within 30 Days of Purchase (as a
         percentage of amount redeemed, if applicable) (4)                                      1.00%
         -----------------------------------------------------------------------------------------------------------
         ANNUAL FUND OPERATING EXPENSES
         -----------------------------------------------------------------------------------------------------------
         Management Fee                                                                       1.05%(5)
         -----------------------------------------------------------------------------------------------------------
         Distribution and/or Shareholder Service (12b-1) Fees                                   0.25%
         -----------------------------------------------------------------------------------------------------------
         Other Expenses                                                                         0.46%
         -----------------------------------------------------------------------------------------------------------
            Short Dividend Expense                                                              0.35%(6)
         -----------------------------------------------------------------------------------------------------------
         Total Other Expenses                                                                   0.81%(6)
         -----------------------------------------------------------------------------------------------------------
         Total Annual Fund Operating Expenses                                                   2.11%
         -----------------------------------------------------------------------------------------------------------

         C-CLASS SHARES

         -----------------------------------------------------------------------------------------------------------
                                                                                               C-CLASS
         -----------------------------------------------------------------------------------------------------------
         SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
         -----------------------------------------------------------------------------------------------------------
         Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
         initial purchase price)(2)                                                             None
         -----------------------------------------------------------------------------------------------------------
         Maximum Deferred Sales Charge (Load) (as a percentage of initial
         purchase price or current market value, whichever is lower)(3)                         1.00%
         -----------------------------------------------------------------------------------------------------------
         Redemption Fee On Shares Redeemed Within 30 Days of Purchase (as a
         percentage of amount redeemed, if applicable) (4)                                      1.00%
         -----------------------------------------------------------------------------------------------------------
         ANNUAL FUND OPERATING EXPENSES
         -----------------------------------------------------------------------------------------------------------
         Management Fee                                                                         1.05%(5)
         -----------------------------------------------------------------------------------------------------------

         -----------------------------------------------------------------------------------------------------------
                                                                                               C-CLASS
         -----------------------------------------------------------------------------------------------------------
         Distribution and/or Shareholder Service (12b-1) Fees                                   1.00%
         -----------------------------------------------------------------------------------------------------------
         Other Expenses                                                                         0.47%
         -----------------------------------------------------------------------------------------------------------
            Short Dividend Expense                                                              0.35%(6)
         -----------------------------------------------------------------------------------------------------------
         Total Other Expenses                                                                   0.82%(6)
         -----------------------------------------------------------------------------------------------------------
         Total Annual Fund Operating Expenses                                                   2.87%
         -----------------------------------------------------------------------------------------------------------

         1 The Fund will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

         2 Represents the maximum sales charge (load) imposed on purchases. This sales charge varies depending on how much you invest. You may pay less than the maximum sales charge because of waivers and reduced sales charges that may be available. See "Sales Charges."

         3 The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into an arrangement with Rydex Distributors, Inc. (the "Distributor") to forego transaction-based compensation in connection with the initial purchase.

         4 For more information see "Frequent Purchases and Redemptions of Fund Shares."

         5 The Management Fee has been restated to 1.05% effective April 1, 2009. Prior to April 1, 2009, the Management Fee paid to the Advisor for providing services to the Fund consisted of a basic annual fee rate of 0.70% of the Fund's average daily net assets and a performance adjustment, resulting in a minimum fee of 0.50% and a maximum fee of 0.90%.

         6 Effective April 1, 2009, the Fund changed its principal investment strategy. "Total Other Expenses" has been restated to reflect estimated "Short Dividend Expense" that would have been incurred by the Fund had the current investment strategy been in place. Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.78% for H-Class Shares, 1.76% for A-Class Shares and 2.52% for C-Class Shares.

         7 For investments of $1 million or more, A-Class Shares are sold at net asset value ("NAV"), without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% contingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower.

         Additionally, the information provided under the heading "Example" on page 10 of the H-Class Shares Prospectus and on page 11 of the A-Class and C-Class Shares Prospectus, is deleted and replaced as follows:

         The Examples that follow are intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

         The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

         H-CLASS SHARES

         ---------------------------------------------------------------------
              1 YEAR           3 YEARS        5 YEARS          10 YEARS
         ---------------------------------------------------------------------
               $261              $802         $1,370            $2,915
         ---------------------------------------------------------------------

         A-CLASS SHARES

         ---------------------------------------------------------------------
              1 YEAR           3 YEARS        5 YEARS          10 YEARS
         ---------------------------------------------------------------------
               $722            $1,234         $1,771            $3,233
         ---------------------------------------------------------------------

         C-CLASS SHARES
         ---------------------------------------------------------------------------------------------------------
                                                             1 YEAR       3 YEARS       5 YEARS       10 YEARS
         ---------------------------------------------------------------------------------------------------------
           If you sell your shares at the end of the
           period:                                            $435         $1,021        $1,731        $3,613
         ---------------------------------------------------------------------------------------------------------
           If you do not sell your shares at the end of
           the period:                                        $335         $1,021        $1,731        $3,613
         ---------------------------------------------------------------------------------------------------------

5. Effective April 1, 2009, Security Global Investors, LLC ("SGI") serves as sub-adviser of the Fund and manages the Fund's assets on a day-to-day basis. SGI is an SEC registered investment adviser principally located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164. The Advisor monitors the performance, security holdings and investment management strategies of SGI. The Advisor also ensures compliance with the Fund's investment policies and guidelines. Under the terms of the Sub-Advisory Agreement, the Advisor will pay SGI at an annual rate of 0.65% of the Fund's average daily net assets.

         SGI is an indirect wholly-owned subsidiary of Security Benefit Corporation and Security Benefit Life Company (together "Security Benefit"). Security Benefit is an affiliate of the Advisor. Rydex Investments, the Advisor's parent company, together with several other Rydex entities, are wholly-owned by Security Benefit and, therefore, SGI is an affiliate of the Advisor. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

         The disclosure under the heading "Portfolio Management" on page 33 of the H-Class Shares Prospectus and on page 37 of the A-Class and C-Class Shares Prospectus is deleted and replaced with the following:

         PORTFOLIO MANAGEMENT
         The Fund is managed by a team of investment professionals headed by John Boich. Mr. Boich's management team consists of a team of investment professionals that are responsible for overseeing different functions of the Fund's management. On a day-to-day basis, the following five individuals are jointly and primarily responsible for the management of the Fund.

         JOHN BOICH, CFA, Portfolio Manager, Global Equities - Mr. Boich founded the Sub-Advisor's global equity team in 2001, bringing over 17 years of global equity investment experience to SGI, including valuable experience gained as founding partner of Avera Global Partners, which was acquired by SGI in 2007. John holds a B.A. in Economics from the University of Colorado and is a Chartered Financial Analyst. Mr. Boich has co-managed the Fund since April 2009 and, along with Messrs. Klimo and Whittall, is jointly responsible for the daily stock picks of the Fund.

         SCOTT KLIMO, CFA, Portfolio Manager, Global Equities - Mr. Klimo joined the Sub-Advisor's global equity team in 2002, bringing over 20 years of professional and international investment experience to SGI. Scott holds a B.A. in Asian Studies from Hamilton College in New York and has done post-graduate language study at the Chinese University of Hong Kong and the National Taiwan Normal University. In addition to speaking, reading and writing Mandarin Chinese, he also speaks Thai. Scott is a Chartered Financial Analyst. Mr. Klimo has co-managed the Fund since April 2009 and, along with Messrs. Boich and Whittall, is jointly responsible for the daily stock picks of the Fund.

         DAVID WHITTALL, Portfolio Manager, Global Equities - Mr. Whittall joined the Sub-Advisor's global equity team in 2004, bringing over 17 years of professional international experience to SGI. Prior to joining SGI, Mr. Whittall served as Senior Vice President and Senior International Equity Salesman for HSBC Securities. David holds a B.A. in Asian Studies (Mandarin Chinese and Economics) from the University of California at Berkeley. He was the recipient of the UC Regent's Scholarship for study abroad and attended Beijing University in the People's Republic of China from 1987 to 1988. Mr. Whittall has co-managed the Fund since April 2009 and, along with Messrs. Boich and Klimo, is jointly responsible for the daily stock picks of the Fund.

         MARK KRESS, CFA, Portfolio Manager, Quantitative - Mr. Kress joined the Sub-Advisor's global equity team in 2001, bringing over 10 years of investment experience developing and maintaining systems specific to investment processes to SGI. Mark holds a B.S. degree in Managerial Economics from the University of California at Davis and an M.B.A. from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst. Mr. Kress has co-managed the Fund since April 2009 and, along with Mr. Perullo, is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Fund.

         YON PERULLO, CFA, Senior Quantitative Analyst, Global Equities - Mr. Perullo joined the Sub-Advisor in 2007, bringing over nine years of quantitative product development and investment experience to SGI. Prior to joining SGI, Mr. Perullo was Co-Founder and Portfolio Manager at Nascent Strategies, LLC from 2004 to 2007, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems, where he directed the global sales and development of FactSet's suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. During his tenure at FactSet, Yon was extensively involved in aiding clients in strategy creation, portfolio analysis and execution, helping many clients to refine and improve their investment process. He earned his B.A. in Chemistry from the University of Rhode Island. Mr. Perullo has co-managed the Fund since April 2009 and, along with Mr. Kress, is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Fund.

         Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

                              *    *    *    *    *    *

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